Filed Pursuant to Rule 497(e)

1933 Act File No. 333-168040

1940 Act File No. 811-22436

EntrepreneurShares Series TrustTM

ERShares Global FundTM

ERShares US Small Cap Fund TM

ERShares US Large Cap Fund TM

November 7, 2019

On behalf of the ERShares Global FundTM, the ERShares US Small Cap FundTM, and the ERShares US Large Cap FundTM (each a “Fund” and, collectively, the “Funds”), each a series of EntrepreneurShares Series TrustTM, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, this filing is being made to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

The interactive data file included as an exhibit to this filing relates to the Prospectus that was part of Post-Effective Amendment No. 32 to the Company’s Registration Statement on Form N-1A, as filed on October 30, 2018, which Prospectus was modified and revised as reflected in a Rule 497 filing of the Prospectus on October 17, 2019.

The interactive data file is included as an exhibit to this Rule 497 filing, and not as an exhibit to Form N-1A, in accordance with and pursuant to General Instruction C.3.(g) of Form N-1A. This Rule 497 filing is being filed for the sole purpose of submitting the interactive data file. The Prospectus as filed on October 17, 2019 under Rule 497 is incorporated by reference into this Rule 497 filing.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE